Financial Risk Management Objectives and Policies (Details) - AUD ($)	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Statement Line Items [Line Items]
Cash and cash equivalents		$ 5,119,887	$ 4,727,430	$ 3,994,924
United States [Member]
Statement Line Items [Line Items]
Cash and cash equivalents	$ 2,954,589	4,852,834
Trade receivables	45,591	157,451
Trade payables	29,946	245,284
Total exposure	3,030,126	5,255,569
CAD [Member]
Statement Line Items [Line Items]
Cash and cash equivalents	107,605	22,801
Trade receivables
Trade payables	1,923
Total exposure	109,528	22,801
ILS [Member]
Statement Line Items [Line Items]
Cash and cash equivalents
Trade receivables
Trade payables	41,771	13,657
Total exposure	$ 41,771	$ 13,657